LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.15%
Equity Funds–23.89%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	4,131	$395,295
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	51,990	5,636,236
✧JPMorgan Equity Index Fund	282,048	27,595,552
JPMorgan Realty Income ETF	24,724	1,188,483
✧JPMorgan Small Cap Equity Fund	35,118	1,552,570
✧JPMorgan Small Cap Growth Fund	35,504	792,086
✧JPMorgan Small Cap Value Fund	26,293	775,373
✧JPMorgan U.S. Equity Fund	368,546	9,198,922
		47,134,517
Fixed Income Funds–56.47%
✧JPMorgan Core Bond Fund	7,502,311	77,648,917
✧JPMorgan High Yield Fund	3,697,372	23,995,944
JPMorgan Inflation Managed Bond ETF	202,258	9,785,242
		111,430,103
Global Equity Fund–4.06%
JPMorgan Global Select Equity ETF	122,884	8,020,639
		8,020,639
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.74%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	71,961	$3,744,131
JPMorgan BetaBuilders International Equity ETF	60,431	4,418,714
✧JPMorgan Emerging Markets Equity Fund	34,048	1,485,167
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	101,569	2,222,343
✧JPMorgan International Equity Fund	238,030	5,298,550
JPMorgan International Research Enhanced Equity ETF	105,097	7,960,047
		25,128,952
Money Market Fund–2.99%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 3.82%)	5,890,524	5,891,113
		5,891,113
Total Investment Companies (Cost $169,066,848)		197,605,324

TOTAL INVESTMENTS–100.15% (Cost $169,066,848)	197,605,324
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(291,547)
NET ASSETS APPLICABLE TO 14,540,058 SHARES OUTSTANDING–100.00%	$197,313,777

✧Class R-6 shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP JPMorgan Retirement Income Fund–1